Executive compensation plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Executive compensation plan [Line Items]
Key management personnel compensation		$ 3,231,000	$ 2,292,000
Series b shares [Member] | Subsequent Event [Member] | Top of range [member]
Disclosure of Executive compensation plan [Line Items]
Weighted average share price	$ 54
Executive compensation plan [Member]
Disclosure of Executive compensation plan [Line Items]
Key management personnel compensation		$ 6,487,000
Number of shares effected		533,476